INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

US$ MILLIONS	2024	2023
Cost	$17,739	$18,622
Accumulated amortization	(3,218)	(2,777)
Net intangible assets	$14,521	$15,845
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2024	2023
Cost at beginning of the year	$18,622	$13,718
Acquisitions through business combinations(1)	1,580	4,020
Additions, net of disposals	193	284
Assets reclassified as held for sale	(109)	—
Assets held by subsidiaries disposed during the period(2)	(17)	—
Non-cash disposals(3)	(1,053)	(7)
Foreign currency translation	(1,477)	607
Cost at end of year	$17,739	$18,622

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Non-cash disposals for the year ended December 31, 2024 principally relates to the deconsolidation of our Peruvian toll road operations. Refer to Note 34, Related Party Transactions, for further details.

The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2024	2023
Accumulated amortization at beginning of year	$(2,777)	$(1,896)
Non-cash additions (disposals)	68	(2)
Amortization	(824)	(770)
Held for sale	4	—
Foreign currency translation	311	(109)
Accumulated amortization at end of year	$(3,218)	$(2,777)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2024	2023
North American residential decarbonization infrastructure operation	$3,006	$3,267
Brazilian regulated transmission operation	2,299	2,970
Canadian diversified midstream operation	1,718	2,050
North American rail operations	1,674	1,732
Indian telecom tower operation(1)	1,175	652
European residential decarbonization infrastructure business	1,196	1,198
Brazilian electricity transmission operation(1)	1,023	505
Global intermodal logistics operations	577	704
U.K. wireless infrastructure operation	549	563
North American retail colocation data center operations(1)	454	132
U.K. port operation	267	272
Other(2)	583	1,800
Total	$14,521	$15,845

(1)Refer to Note 7, Acquisition of Businesses, for further details
(2)Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2024	2023
North American residential decarbonization infrastructure business	$3,050	$3,117
European residential decarbonization infrastructure business	2,126	1,881
North American rail operations	2,099	2,098
Canadian diversified midstream operation	1,871	2,028
Global intermodal logistics operation	1,163	1,163
European hyperscale data center platform	721	797
Canadian natural gas gathering and processing operation	669	726
Indian telecom tower operation	523	242
U.S. colocation data center operation	503	503
Brazilian regulated transmission operation	411	526
Colombian natural gas distribution operation	404	461
U.K. wireless infrastructure operation	344	350
Other	217	596
Total	$14,101	$14,488